LOANS RECEIVABLE - Disclosure of detailed information about loans receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Aug. 31, 2020	Dec. 31, 2019
Disclosure Of Loans Receivables [Line Items]
Loan receivable	$ 500		$ 1,372
Revelo Resources Corp. [Member]
Disclosure Of Loans Receivables [Line Items]
Loan receivable	0		526
Norden Crown Metals Corp. (formerly Boreal Metals Corp.) [Member]
Disclosure Of Loans Receivables [Line Items]
Loan receivable	$ 500	$ 482	$ 846